INCOME TAXES - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of period	$ 4,224	$ 4,191	$ 4,169
Additions for tax positions of the current year	62	396	836
Additions for tax positions of prior years	120	327	326
Reductions for tax positions of prior years	(393)	(585)	(863)
Settlements with tax authorities	(8)	(33)	(127)
Expiration of the statute of limitations	(54)	(71)	(151)
Balance at end of period	$ 3,951	$ 4,224	$ 4,191